Schedule of Investments (unaudited) September 30, 2019	LifePath Dynamic 2045 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(e) — 104.5%

Equity Funds — 90.4%
Active Stock Master Portfolio	$18,183,195	$18,183,195
BlackRock Advantage Emerging Markets Fund — Class K(a)	357,368	3,573,681
BlackRock Tactical Opportunities Fund — Class K	26,920	367,452
International Tilts Master Portfolio	6,313,488	6,313,488
iShares Developed Real Estate Index Fund — Class K	149,620	1,687,713
iShares Edge MSCI Multifactor International ETF	14,411	367,480
iShares Edge MSCI Multifactor USA ETF	11,448	365,420
iShares MSCI EAFE Small-Cap ETF(b)	25,027	1,432,295

		32,290,724

Security	Shares/ Investment Value	Value

Fixed Income Funds — 3.7%
CoreAlpha Bond Master Portfolio	$835,595	$835,595
iShares TIPS Bond ETF	4,259	495,279

		1,330,874

Short-Term Securities — 10.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(c)(d)	643,484	643,806
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(c)	3,052,635	3,052,635

		3,696,441

Total Affiliated Investment Companies — 104.5% (Cost — $33,264,909)		37,318,039

Liabilities in Excess of Other Assets — (4.5)%		(1,611,274)

Net Assets — 100.0%		$35,706,765

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(e)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio(b)	$14,311,152	$3,872,043	$—	$18,183,195	$18,183,195	$244,956		$1,151,212	$2,925,465
BlackRock Advantage Emerging Markets Fund — Class K	245,996	131,893	(20,521)	357,368	3,573,681	—		(18,905)	112,253
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	455,840	187,644	—	643,484	643,806	2,171	(c)	360	—
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	81,017	2,971,618	—	3,052,635	3,052,635	34,238		—	—
BlackRock Tactical Opportunities Fund	23,768	3,152	—	26,920	367,452	—		—	(182)
CoreAlpha Bond Master Portfolio(b)	$1,010,090	$—	$(174,495)	$835,595	$835,595	29,584		36,967	186,659
International Tilts Master Portfolio(b)	$4,608,540	$1,704,948	$—	$6,313,488	$6,313,488	152,268		25,185	579,424
iShares Developed Real Estate Index Fund — Class K	—	236,607	(86,987)	149,620	1,687,713	1		(870)	8,083

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2045 Master Portfolio

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
iShares Edge MSCI Multifactor International ETF	31,238	—	(16,827)	14,411	$367,480	$17,221	$44,596	$8,189
iShares Edge MSCI Multifactor USA ETF	40,433	1,683	(30,668)	11,448	365,420	11,780	129,697	21,765
iShares International Developed Real Estate ETF(d)	—	19,540	(19,540)	—	—	3,376	3,197	—
iShares U.S. Real Estate ETF iShares US Real(d)	—	10,106	(10,106)	—	—	—	(907)	—
iShares MSCI EAFE Small-Cap ETF	17,813	10,132	(2,918)	25,027	1,432,295	17,505	(3,398)	97,633
iShares TIPS Bond ETF	1,192	3,190	(123)	4,259	495,279	4,239	183	11,150

					$37,318,039	$517,339	$1,367,317	$3,950,439

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held by the LifePath Dynamic Master Portfolio.

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

ILS	Israeli Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

Portfolio Abbreviations

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2045 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	7	12/19/19	$1,053	$3,323
E-Mini MSCI EAFE Index	15	12/20/19	1,424	(2,279)
Russell 2000 E-Mini Index	9	12/20/19	686	(24,387)
S&P 500 E-Mini Index	7	12/20/19	1,042	(8,897)

				(32,240)

Short Contracts
10-Year U.S. Treasury Note	15	12/19/19	1,955	9,334
10-Year U.S. Ultra Long Treasury Bond	3	12/19/19	427	3,672

				13,006

				$(19,234)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,000	USD	2,026	Deutsche Bank AG	10/15/19	$—
AUD	2,000	USD	1,347	Standard Chartered Bank	10/15/19	3
AUD	33,000	USD	22,258	State Street Bank and Trust Co.	10/15/19	26
CAD	3,000	USD	2,262	Bank of America N.A.	10/15/19	3
CAD	6,000	USD	4,496	Deutsche Bank AG	10/15/19	34
CAD	50,000	USD	37,644	Standard Chartered Bank	10/15/19	105
GBP	5,000	USD	6,100	Bank of America N.A.	10/15/19	51
GBP	1,000	USD	1,222	Barclays Bank PLC	10/15/19	8
GBP	6,000	USD	7,360	JPMorgan Chase Bank N.A.	10/15/19	21
HKD	49,000	USD	6,253	Citibank N.A.	10/15/19	—
HKD	520,000	USD	66,352	JPMorgan Chase Bank N.A.	10/15/19	7
ILS	20,000	USD	5,659	Bank of America N.A.	10/15/19	98
JPY	3,115,000	USD	28,833	Deutsche Bank AG	10/15/19	1
JPY	422,000	USD	3,906	Nomura International PLC	10/15/19	—
SGD	1,000	USD	724	Citibank N.A.	10/15/19	—
SGD	1,000	USD	724	Citibank N.A.	10/15/19	—
SGD	2,000	USD	1,447	Citibank N.A.	10/15/19	1
SGD	1,000	USD	721	State Street Bank and Trust Co.	10/15/19	3
SGD	7,000	USD	5,045	UBS AG	10/15/19	21
USD	27,796	AUD	41,000	BNP Paribas S.A.	10/15/19	110
USD	679	AUD	1,000	Barclays Bank PLC	10/15/19	4
USD	48,262	AUD	71,000	JPMorgan Chase Bank N.A.	10/15/19	318
USD	19,587	AUD	29,000	UBS AG	10/15/19	4
USD	7,567	CAD	10,000	Standard Chartered Bank	10/15/19	17
USD	14,109	CHF	14,000	Deutsche Bank AG	10/15/19	66
USD	15,206	CHF	15,000	JPMorgan Chase Bank N.A.	10/15/19	160

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2045 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,259	EUR	2,000	BNP Paribas S.A.	10/15/19	$77
USD	1,135	EUR	1,000	Bank of America N.A.	10/15/19	44
USD	1,124	EUR	1,000	Deutsche Bank AG	10/15/19	33
USD	3,282	EUR	3,000	Deutsche Bank AG	10/15/19	9
USD	3,307	EUR	3,000	Deutsche Bank AG	10/15/19	33
USD	14,492	EUR	13,000	Deutsche Bank AG	10/15/19	308
USD	1,102	EUR	1,000	JPMorgan Chase Bank N.A.	10/15/19	11
USD	14,399	EUR	13,000	JPMorgan Chase Bank N.A.	10/15/19	216
USD	120,069	EUR	109,000	JPMorgan Chase Bank N.A.	10/15/19	1,148
USD	4,450	EUR	4,000	State Street Bank and Trust Co.	10/15/19	86
USD	6,796	EUR	6,000	State Street Bank and Trust Co.	10/15/19	250
USD	27,098	EUR	24,000	State Street Bank and Trust Co.	10/15/19	914
USD	1,249	GBP	1,000	Deutsche Bank AG	10/15/19	19
USD	3,748	GBP	3,000	Standard Chartered Bank	10/15/19	57
USD	2,469	GBP	2,000	State Street Bank and Trust Co.	10/15/19	9
USD	57,446	GBP	46,000	State Street Bank and Trust Co.	10/15/19	856
USD	41,593	JPY	4,480,000	Bank of America N.A.	10/15/19	124
USD	19,455	JPY	2,059,000	Royal Bank of Canada	10/15/19	396
USD	163,104	JPY	17,488,000	Standard Chartered Bank	10/15/19	1,229
USD	457	NOK	4,000	BNP Paribas S.A.	10/15/19	17
USD	1,040	NOK	9,000	BNP Paribas S.A.	10/15/19	50
USD	23,322	NOK	199,000	Bank of America N.A.	10/15/19	1,443
USD	116	NOK	1,000	Citibank N.A.	10/15/19	6
USD	451	NOK	4,000	Citibank N.A.	10/15/19	11
USD	2,800	NOK	25,000	Deutsche Bank AG	10/15/19	52
USD	782	NOK	7,000	JPMorgan Chase Bank N.A.	10/15/19	12
USD	116	NOK	1,000	Standard Chartered Bank	10/15/19	7
USD	345	NOK	3,000	State Street Bank and Trust Co.	10/15/19	15
USD	3,220	NOK	29,000	State Street Bank and Trust Co.	10/15/19	31
USD	1,260	NZD	2,000	State Street Bank and Trust Co.	10/15/19	8
USD	1,265	NZD	2,000	State Street Bank and Trust Co.	10/15/19	12
USD	2,697	SEK	26,000	BNP Paribas S.A.	10/15/19	54
USD	23,651	SEK	229,000	Citibank N.A.	10/15/19	369
USD	2,392	SEK	23,000	State Street Bank and Trust Co.	10/15/19	54
USD	11,086	SEK	108,000	State Street Bank and Trust Co.	10/15/19	105
USD	23,884	SGD	33,000	Goldman Sachs International	10/15/19	5
USD	37,769	SGD	52,000	State Street Bank and Trust Co.	10/15/19	142

						9,273

AUD	38,000	USD	26,626	Bank of America N.A.	10/15/19	(966)
AUD	4,000	USD	2,769	Goldman Sachs International	10/15/19	(68)
AUD	13,000	USD	8,895	Goldman Sachs International	10/15/19	(117)
AUD	1,000	USD	700	Nomura International PLC	10/15/19	(25)
AUD	2,000	USD	1,395	Nomura International PLC	10/15/19	(44)
AUD	3,000	USD	2,076	Standard Chartered Bank	10/15/19	(50)
AUD	16,000	USD	11,048	Standard Chartered Bank	10/15/19	(244)
AUD	43,000	USD	29,119	State Street Bank and Trust Co.	10/15/19	(83)
CAD	6,000	USD	4,611	Bank of America N.A.	10/15/19	(81)
CAD	10,000	USD	7,621	Goldman Sachs International	10/15/19	(72)
CHF	24,000	USD	24,531	Barclays Bank PLC	10/15/19	(457)
CHF	2,000	USD	2,033	JPMorgan Chase Bank N.A.	10/15/19	(27)
CHF	3,000	USD	3,049	JPMorgan Chase Bank N.A.	10/15/19	(40)

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2045 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,000	USD	2,249	BNP Paribas S.A.	10/15/19	$(67)
EUR	105,000	USD	115,343	BNP Paribas S.A.	10/15/19	(786)
EUR	2,000	USD	2,239	Bank of America N.A.	10/15/19	(57)
EUR	3,000	USD	3,301	Bank of America N.A.	10/15/19	(27)
EUR	10,000	USD	11,074	Bank of America N.A.	10/15/19	(164)
EUR	2,000	USD	2,242	Goldman Sachs International	10/15/19	(60)
EUR	6,000	USD	6,604	JPMorgan Chase Bank N.A.	10/15/19	(58)
EUR	6,000	USD	6,758	JPMorgan Chase Bank N.A.	10/15/19	(212)
EUR	8,000	USD	8,802	JPMorgan Chase Bank N.A.	10/15/19	(73)
EUR	17,000	USD	19,034	JPMorgan Chase Bank N.A.	10/15/19	(486)
EUR	1,000	USD	1,131	State Street Bank and Trust Co.	10/15/19	(40)
EUR	3,000	USD	3,306	State Street Bank and Trust Co.	10/15/19	(33)
EUR	3,000	USD	3,404	State Street Bank and Trust Co.	10/15/19	(131)
EUR	12,000	USD	13,295	State Street Bank and Trust Co.	10/15/19	(203)
GBP	15,000	USD	18,889	Barclays Bank PLC	10/15/19	(435)
GBP	37,000	USD	45,798	Goldman Sachs International	10/15/19	(280)
GBP	1,000	USD	1,243	State Street Bank and Trust Co.	10/15/19	(13)
GBP	1,000	USD	1,248	State Street Bank and Trust Co.	10/15/19	(18)
GBP	1,000	USD	1,250	State Street Bank and Trust Co.	10/15/19	(20)
HKD	126,000	USD	16,105	Citibank N.A.	10/15/19	(25)
HKD	39,000	USD	4,989	State Street Bank and Trust Co.	10/15/19	(12)
HKD	4,000	USD	511	UBS AG	10/15/19	(1)
JPY	4,539,000	USD	42,233	Bank of America N.A.	10/15/19	(219)
JPY	12,247,000	USD	113,977	Bank of America N.A.	10/15/19	(614)
JPY	247,000	USD	2,303	Deutsche Bank AG	10/15/19	(17)
JPY	124,000	USD	1,179	Goldman Sachs International	10/15/19	(31)
JPY	214,000	USD	2,029	Goldman Sachs International	10/15/19	(48)
JPY	267,000	USD	2,486	Goldman Sachs International	10/15/19	(14)
JPY	272,000	USD	2,573	Goldman Sachs International	10/15/19	(56)
JPY	701,000	USD	6,501	JPMorgan Chase Bank N.A.	10/15/19	(13)
JPY	1,038,000	USD	9,841	JPMorgan Chase Bank N.A.	10/15/19	(233)
JPY	88,000	USD	822	Nomura International PLC	10/15/19	(8)
JPY	90,000	USD	834	Nomura International PLC	10/15/19	(1)
JPY	131,000	USD	1,240	Nomura International PLC	10/15/19	(27)
JPY	136,000	USD	1,265	Nomura International PLC	10/15/19	(6)
JPY	398,000	USD	3,756	Nomura International PLC	10/15/19	(72)
JPY	137,000	USD	1,293	Standard Chartered Bank	10/15/19	(24)
JPY	272,000	USD	2,566	Standard Chartered Bank	10/15/19	(48)
JPY	273,000	USD	2,580	Standard Chartered Bank	10/15/19	(53)
JPY	1,486,000	USD	14,034	Standard Chartered Bank	10/15/19	(279)
JPY	247,000	USD	2,330	State Street Bank and Trust Co.	10/15/19	(44)
JPY	337,000	USD	3,140	State Street Bank and Trust Co.	10/15/19	(20)
JPY	353,000	USD	3,270	State Street Bank and Trust Co.	10/15/19	(2)
JPY	539,000	USD	5,078	State Street Bank and Trust Co.	10/15/19	(89)
JPY	998,000	USD	9,301	State Street Bank and Trust Co.	10/15/19	(63)
NOK	122,000	USD	13,444	Bank of America N.A.	10/15/19	(31)
NOK	20,000	USD	2,200	JPMorgan Chase Bank N.A.	10/15/19	(1)
NOK	140,000	USD	15,479	State Street Bank and Trust Co.	10/15/19	(86)
NZD	4,000	USD	2,671	Standard Chartered Bank	10/15/19	(166)
SEK	3,000	USD	319	BNP Paribas S.A.	10/15/19	(14)
SEK	5,000	USD	537	Bank of America N.A.	10/15/19	(29)
SEK	167,000	USD	17,909	Bank of America N.A.	10/15/19	(930)

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2045 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	43,000	USD	4,505	Barclays Bank PLC	10/15/19	$(133)
SEK	24,000	USD	2,564	Deutsche Bank AG	10/15/19	(124)
SEK	17,000	USD	1,735	JPMorgan Chase Bank N.A.	10/15/19	(7)
SEK	8,000	USD	857	State Street Bank and Trust Co.	10/15/19	(44)
SEK	119,000	USD	12,240	State Street Bank and Trust Co.	10/15/19	(141)
SGD	9,000	USD	6,580	Bank of America N.A.	10/15/19	(68)
SGD	2,000	USD	1,460	Citibank N.A.	10/15/19	(12)
SGD	1,000	USD	724	Standard Chartered Bank	10/15/19	(1)
SGD	37,000	USD	27,239	Standard Chartered Bank	10/15/19	(466)
SGD	1,000	USD	726	State Street Bank and Trust Co.	10/15/19	(3)
SGD	1,000	USD	730	State Street Bank and Trust Co.	10/15/19	(7)
SGD	1,000	USD	731	State Street Bank and Trust Co.	10/15/19	(7)
SGD	1,000	USD	731	State Street Bank and Trust Co.	10/15/19	(8)
SGD	2,000	USD	1,456	State Street Bank and Trust Co.	10/15/19	(9)
SGD	14,000	USD	10,151	State Street Bank and Trust Co.	10/15/19	(21)
SGD	8,000	USD	5,809	UBS AG	10/15/19	(20)
USD	10,773	AUD	16,000	State Street Bank and Trust Co.	10/15/19	(31)
USD	5,284	CAD	7,000	Citibank N.A.	10/15/19	(1)
USD	751	CAD	1,000	Deutsche Bank AG	10/15/19	(4)
USD	39,972	CAD	53,000	JPMorgan Chase Bank N.A.	10/15/19	(42)
USD	3,015	CAD	4,000	State Street Bank and Trust Co.	10/15/19	(5)
USD	8,514	GBP	7,000	Bank of America N.A.	10/15/19	(98)
USD	6,108	GBP	5,000	Citibank N.A.	10/15/19	(43)
USD	2,431	GBP	2,000	JPMorgan Chase Bank N.A.	10/15/19	(29)
USD	1,212	GBP	1,000	State Street Bank and Trust Co.	10/15/19	(19)
USD	4,207	HKD	33,000	Citibank N.A.	10/15/19	(5)
USD	4,720	HKD	37,000	Citibank N.A.	10/15/19	(1)
USD	77,179	HKD	605,000	Credit Suisse International	10/15/19	(28)
USD	8,035	HKD	63,000	Goldman Sachs International	10/15/19	(5)
USD	1,148	ILS	4,000	Bank of America N.A.	10/15/19	(3)
USD	2,288	ILS	8,000	Bank of America N.A.	10/15/19	(15)
USD	2,295	ILS	8,000	Bank of America N.A.	10/15/19	(8)
USD	42,982	JPY	4,644,000	State Street Bank and Trust Co.	10/15/19	(5)
USD	2,884	SGD	4,000	State Street Bank and Trust Co.	10/15/19	(10)
CAD	162,846	USD	123,109	Bank of America N.A.	12/18/19	(35)
CAD	851,647	USD	646,092	Bank of America N.A.	12/18/19	(2,441)
EUR	650,000	USD	718,526	Deutsche Bank AG	12/18/19	(5,840)
EUR	1,098,020	USD	1,222,453	Deutsche Bank AG	12/18/19	(18,541)
EUR	39,071	USD	43,483	Morgan Stanley & Co. International PLC	12/18/19	(644)

						(37,637)

	Net unrealized depreciation					$(28,364)

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2045 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investments Companies	$8,289,320	$—	$—	$8,289,320
Short-Term Securities	3,696,441	—	—	3,696,441

Subtotal	$11,985,761	$—	$—	$11,985,761

Investments Valued at Net Asset Value (“NAV”)(a)				25,332,278

Total Investments				$37,318,039

Derivative Financial Instruments(b)
Assets:
Equity contracts	$3,323	$—	$—	$3,323
Forward foreign currency contracts	—	9,273	—	9,273
Interest rate contracts	13,006	—	—	13,006
Liabilities:
Equity contracts	(35,563)	—	—	(35,563)
Forward foreign currency contracts	—	(37,637)	—	(37,637)

	$(19,234)	$(28,364)	$—	$(47,598)

(a)

Certain investments of the LifePath Dynamic Master Portfolio were fair valued using (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.